Share based compensation, Share Options (Details)	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Jun. 30, 2021 shares
Share based payment arrangement [Abstract]
Number of shares reserved for future issuance (in shares)				1,202,734
Number of ordinary shares available for future issuance (in shares)	404,718	741,138	1,045,547
Number of options granted (in shares)	440,719	304,409	157,187
Number of share option forfeited (in shares)	104,299	0	0
Number of options exercised (in shares)	7,296
Exercise price (in dollars per share) | $ / shares	$ 2.05
Exercise price for option granted (in dollars per share) | $ / shares	$ 5.41	$ 14.1	$ 15.8
Share Option, Expiration Period One [Member]
Share based payment arrangement [Abstract]
Number of options granted (in shares)	175,000
Share option award granted period	7 years
Exercise price for option granted (in dollars per share) | $ / shares	$ 0.025
Share Option, Expiration Period Two [Member]
Share based payment arrangement [Abstract]
Number of options granted (in shares)	20,000
Share option award granted period	8 years
Weighted average share price of shares exercised (in dollars per share) | $ / shares	$ 9.9
Employees [Member]
Share based payment arrangement [Abstract]
Number of options granted (in shares)	420,820	304,409	149,891
Board of Directors [Member] | Share Option Expiration Period Three [Member]
Share based payment arrangement [Abstract]
Number of options granted (in shares)	19,899
Vesting condition	2 years
Share option award granted period	7 years
Number of options exercised (in shares)	7,296
Exercise price (in dollars per share) | $ / shares	$ 2.05
Exercise price for option granted (in dollars per share) | $ / shares	$ 0.025